                                                                       March 10, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-47976)

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account E ("the Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account has transmitted the following annual reports for the period ending December 31, 2008 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual report with respect to the following specific portfolios:

Filer/Entity:              Columbia Funds Variable Insurance Trust
Registration No.: 811-05199

CIK No.:          0000815425
Accession No.:             0001104659-09-013127
Date of Filing:            02/27/09

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel